Risk management - Financial Assets current and non current (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Capital Provision Assets
Current financial assets	$ 388,962	$ 410,995
Non-current financial assets	2,339,332	2,240,989
Total financial assets	2,728,294	2,651,984
Cash and cash equivalents
Capital Provision Assets
Current financial assets	322,189	186,621
Total financial assets	322,189	186,621
Cash management assets
Capital Provision Assets
Current financial assets	16,594	37,966
Total financial assets	16,594	37,966
Due from brokers
Capital Provision Assets
Current financial assets		95,226
Total financial assets		95,226
Other assets.
Capital Provision Assets
Current financial assets	21,377	9,207
Non-current financial assets	10,577	4,056
Total financial assets	31,954	13,263
Due from settlement of capital provision assets
Capital Provision Assets
Current financial assets	28,802	50,608
Non-current financial assets	3,750	3,750
Total financial assets	32,552	54,358
Capital provision assets
Capital Provision Assets
Non-current financial assets	2,176,124	2,045,329
Total financial assets	2,176,124	2,045,329
Equity securities
Capital Provision Assets
Current financial assets		31,367
Non-current financial assets		29
Total financial assets		31,396
Property, plant and equipment
Capital Provision Assets
Non-current financial assets	14,593	20,184
Total financial assets	14,593	20,184
Intangible asset
Capital Provision Assets
Non-current financial assets		8,703
Total financial assets		8,703
Goodwill
Capital Provision Assets
Non-current financial assets	134,032	133,999
Total financial assets	134,032	133,999
Deferred tax asset
Capital Provision Assets
Non-current financial assets	256	24,939
Total financial assets	$ 256	$ 24,939